The Prospectus for E.I.I. Realty Securities Fund is being revised to reflect the resignation of David P. O'Connor as a portfolio manager of the Fund and as a Managing Director and employee of E.I.I. Realty Securities, Inc., the Fund's investment adviser. Mr. O'Connor will remain a Trustee of the Fund. In addition, other minor changes have been made to the Prospectus. This information is important and is part of the Prospectus.

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                          E.I.I. REALTY SECURITIES FUND
                              Institutional Shares

                         Supplement dated March 15, 2001
                    To the Prospectus dated October 27, 2000

1. On page 8, under "Portfolio Management Personnel," remove the paragraph relating to David P. O'Connor.

2. On the back cover page, under "Officers and Trustees," delete the words "President &" from the entry "David P. O'Connor, President & Trustee," and delete the words "Cydney C. Donnell, Vice President."

This Supplement should accompany every prospectus of the Fund. If you would like any additional information, please call the Fund at (888) 323-8912.

                          E.I.I. REALTY SECURITIES FUND

                         Supplement dated March 15, 2001
                   To the Statement of Additional Information
                             dated October 27, 2000

Effective March 15, 2001, David P. O'Connor terminated his employment with E.I.I. Realty Securities, Inc. ("E.I.I."), the investment adviser to E.I.I. Realty Securities Fund (the "Fund"), and resigned as President of E.I.I. Realty Securities Trust. Mr. O'Connor will remain a Trustee of the Trust. As a result of these changes, the Fund's Statement of Additional Information is being revised as follows:

Management. On page 8, replace the entry for David P. O'Connor with the following:

                                 Position(s) held   Principal Occupation
Name, Address, and Age           with the Fund      During Past 5 Years
 ..............................   .................. ........................

* David P. O'Connor, 36          Trustee            Principal, Cedar Creek
c/o Cedar Creek Management LLC                      Management LLC; Managing
47 Summit Avenue                                    Director, E.I.I. Realty
Summit, NJ  07901                                   Securities, Inc. and Vice
                                                    President, European
                                                    Investors Incorporated,
                                                    February 1994 to March 2001.

If you would like additional information about the Fund, please call (888) 323-8912.